SCHEDULE OF COMPUTATION OF DILUTED EARNINGS PER ORDINARY SHARE (Details) (Parenthetical)	Jun. 30, 2022 $ / shares
Accounting Policies [Abstract]
Debt conversion price	$ 6.00